Average Annual Total Returns - Total Bond Market Index Portfolio	Total Bond Market Index Portfolio 1 Year	Total Bond Market Index Portfolio 5 Years	Total Bond Market Index Portfolio 10 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	7.58%	4.36%	3.71%	7.75%	4.53%	3.89%